BALANCE SHEET COMPONENTS - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross	$ 2,219	$ 5,561
Accumulated Amortization	(1,696)	(2,209)
Total future amortization expense	523	3,352
2024	156
2025	89
2026	80
2027	80
2028	79
Thereafter	$ 39
Trademarks and purchased technology
Finite-Lived Intangible Assets [Line Items]
Gross		2,961
Accumulated Amortization		(2,209)
Total future amortization expense		752
Customers relationship
Finite-Lived Intangible Assets [Line Items]
Gross		2,600
Accumulated Amortization		0
Total future amortization expense		$ 2,600